Leased Assets under Capital Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (89,470)	¥ (59,352)
Leased assets under capital leases, Net	48,609	85,615
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	129,432	135,619
Film costs
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 8,647	¥ 9,348